Commitments and Contingencies (Detail) - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Purchase commitments
2017	$ 957,418
2018	636,239
2019	378,857
2020	247,295
2021	150,233
Later Years	75,572
Total	2,445,614
Purchases under contracts	1,600,000	$ 1,600,000	$ 2,200,000
Noncancelable operating lease commitments
2017	11,085
2018	7,700
2019	5,717
2020	4,294
2021	3,128
Later years	4,154
Total	36,078
Expenses under noncancelable operating lease commitments	21,600	$ 22,400	$ 21,100
Approximate amount of commitments to complete construction in progress at various locations	165,400
Standby letters of credit	44,400
Revocable standby letter of credit	4,000
Portion of expected future cash expenditures
Purchase commitments
Contract value threshold	1,000
2017	589,298
2018	140,924
2019	74,438
2020	64,599
2021	55,273
Later Years	134,010
Total	$ 1,058,542
Hogs and turkeys | Maximum
Purchase commitments
Purchase commitments, time period	10 years
Grow-out contracts | Maximum
Purchase commitments
Purchase commitments, time period	25 years
Corn, soybean meal and other feed | Maximum
Purchase commitments
Purchase commitments, time period	3 years